COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 1.4%
4,719	Huntington Ingalls Industries, Inc.	$ 963,478

	APPAREL & TEXTILE PRODUCTS - 1.7%
6,929	NIKE, Inc., Class B	1,141,483

	ASSET MANAGEMENT - 2.8%
3,247	Ameriprise Financial, Inc.	886,139
1,110	BlackRock, Inc.	1,047,052
		1,933,191
	BANKING - 3.1%
6,725	JPMorgan Chase & Company	1,075,664
17,023	Truist Financial Corporation	971,332
		2,046,996
	BIOTECH & PHARMA - 1.5%
5,144	Zoetis, Inc.	1,052,257

	CABLE & SATELLITE - 2.6%
405	Cable One, Inc.	850,334
16,070	Comcast Corporation, Class A	975,127
		1,825,461
	CHEMICALS - 2.4%
2,756	Air Products and Chemicals, Inc.	742,770
2,884	Sherwin-Williams Company (The)	875,783
		1,618,553
	COMMERCIAL SUPPORT SERVICES - 2.8%
3,425	UniFirst Corporation	784,565
8,453	Waste Connections, Inc.	1,092,213
		1,876,778
	CONSTRUCTION MATERIALS - 1.4%
4,636	Carlisle Companies, Inc.	976,991

	DATA CENTER REIT - 1.2%
990	Equinix, Inc.	835,016

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ELECTRIC UTILITIES - 2.5%
51,375	Algonquin Power & Utilities Corporation	$ 797,854
11,103	NextEra Energy, Inc.	932,541
		1,730,395
	ELECTRICAL EQUIPMENT - 1.7%
12,708	Otis Worldwide Corporation	1,171,932

	ENGINEERING & CONSTRUCTION - 1.6%
7,373	Tetra Tech, Inc.	1,060,532

	FOOD - 1.0%
10,135	Lamb Weston Holdings, Inc.	660,295

	HEALTH CARE FACILITIES & SERVICES - 7.0%
1,888	Chemed Corporation	900,010
9,599	Encompass Health Corporation	753,042
11,966	Ensign Group, Inc. (The)	977,263
7,017	Quest Diagnostics, Inc.	1,072,408
2,656	UnitedHealth Group, Inc.	1,105,613
		4,808,336
	HOME CONSTRUCTION - 1.5%
10,726	DR Horton, Inc.	1,025,620

	INDUSTRIAL REIT - 1.1%
3,168	Innovative Industrial Properties, Inc.	779,043

	INDUSTRIAL SUPPORT SERVICES - 1.4%
17,200	Fastenal Company	960,620

	INFRASTRUCTURE REIT - 1.5%
3,337	American Tower Corporation	974,971

	INSURANCE - 1.5%
7,653	Allstate Corporation (The)	1,035,298

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	LEISURE FACILITIES & SERVICES - 4.5%
4,091	Churchill Downs, Inc.	$ 861,156
2,291	Domino's Pizza, Inc.	1,184,195
8,515	Starbucks Corporation	1,000,427
		3,045,778
	LEISURE PRODUCTS - 1.3%
9,258	Brunswick Corporation	896,822

	MEDICAL EQUIPMENT & DEVICES - 4.5%
7,709	Medtronic plc	1,028,997
4,011	ResMed, Inc.	1,165,316
4,124	STERIS plc	886,701
		3,081,014
	OIL & GAS PRODUCERS - 2.7%
12,026	Diamondback Energy, Inc.	927,686
5,954	Pioneer Natural Resources Company	891,135
		1,818,821
	PUBLISHING & BROADCASTING - 1.5%
6,706	Nexstar Media Group, Inc., Class A	1,004,224

	RESIDENTIAL REIT - 1.3%
13,451	NexPoint Residential Trust, Inc.	871,490

	RETAIL - CONSUMER STAPLES - 3.3%
2,811	Casey's General Stores, Inc.	575,018
1,453	Costco Wholesale Corporation	661,827
4,488	Dollar General Corporation	1,000,420
		2,237,265
	RETAIL - DISCRETIONARY - 5.4%
32,838	Aaron's Company, Inc. (The)	870,864
4,697	Advance Auto Parts, Inc.	952,786
2,813	Home Depot, Inc. (The)	917,544
5,364	Tractor Supply Company	1,041,958
		3,783,152

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 5.2%
2,068	Broadcom, Inc.	$ 1,028,230
4,843	CMC Materials, Inc.	642,279
6,051	Texas Instruments, Inc.	1,155,197
3,636	Universal Display Corporation	758,433
		3,584,139
	SOFTWARE - 5.0%
2,278	Intuit, Inc.	1,289,599
4,847	Microsoft Corporation	1,463,212
8,714	SS&C Technologies Holdings, Inc.	659,301
		3,412,112
	SPECIALTY FINANCE - 2.5%
17,092	Air Lease Corporation	679,236
8,247	Discover Financial Services	1,057,430
		1,736,666
	STEEL - 1.1%
4,967	Reliance Steel & Aluminum Company	745,249

	TECHNOLOGY HARDWARE - 5.0%
7,895	Apple, Inc.	1,198,698
26,233	AudioCodes Ltd.	821,093
5,842	Motorola Solutions, Inc.	1,426,733
		3,446,524
	TECHNOLOGY SERVICES - 10.9%
3,578	Accenture plc, Class A	1,204,212
11,034	Booz Allen Hamilton Holding Corporation	903,795
5,442	Broadridge Financial Solutions, Inc.	937,221
6,237	CDW Corporation	1,251,204
2,133	FactSet Research Systems, Inc.	811,009
1,172	MarketAxess Holdings, Inc.	557,778
1,309	MSCI, Inc.	830,665
4,306	Visa, Inc., Class A	986,505
		7,482,389
	TELECOMMUNICATIONS - 1.5%
13,667	Cogent Communications Holdings, Inc.	991,951

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TRANSPORTATION & LOGISTICS - 1.4%
4,535	Union Pacific Corporation	$ 983,369

	WHOLESALE - CONSUMER STAPLES - 0.5%
7,538	Calavo Growers, Inc.	353,683

	TOTAL COMMON STOCKS (Cost $50,971,268)	67,951,894

	TOTAL INVESTMENTS - 99.3% (Cost $50,971,268)	$ 67,951,894
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	448,419
	NET ASSETS - 100.0%	$ 68,400,313

Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
plc	- Public Limited Company
REIT	- Real Estate Investment Trust

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5%
	AEROSPACE & DEFENSE - 1.5%
2,503	Huntington Ingalls Industries, Inc.	$ 511,038

	ASSET MANAGEMENT - 3.6%
6,173	Cohen & Steers, Inc.	541,433
4,940	Hamilton Lane, Inc., Class A	425,186
12,517	Kennedy-Wilson Holdings, Inc.	275,249
		1,241,868
	BANKING - 4.7%
15,812	Bank OZK	670,904
23,121	Home BancShares, Inc.	512,130
6,514	Prosperity Bancshares, Inc.	455,198
		1,638,232
	CABLE & SATELLITE - 1.9%
304	Cable One, Inc.	638,275

	CHEMICALS - 1.5%
1,950	Quaker Chemical Corporation	505,284

	COMMERCIAL SUPPORT SERVICES - 2.9%
10,775	ABM Industries, Inc.	533,578
1,969	UniFirst Corporation	451,039
		984,617
	CONSTRUCTION MATERIALS - 1.6%
2,708	Carlisle Companies, Inc.	570,684

	ELECTRIC UTILITIES - 1.4%
32,097	Algonquin Power & Utilities Corporation	498,466

	ELECTRICAL EQUIPMENT - 5.0%
4,583	Badger Meter, Inc.	490,793
6,987	BWX Technologies, Inc.	401,263
3,830	Cognex Corporation	339,415
1,856	Littelfuse, Inc.	529,702
		1,761,173

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	ENGINEERING & CONSTRUCTION - 1.6%
3,768	Tetra Tech, Inc.	$ 541,989

	FOOD - 1.0%
5,283	Lamb Weston Holdings, Inc.	344,187

	FORESTRY, PAPER & WOOD PRODUCTS - 1.3%
5,776	UFP Industries, Inc.	433,662

	GAS & WATER UTILITIES - 1.4%
10,396	UGI Corporation	481,439

	HEALTH CARE FACILITIES & SERVICES - 6.1%
928	Chemed Corporation	442,378
6,476	Encompass Health Corporation	508,042
7,821	Ensign Group, Inc. (The)	638,741
3,390	Quest Diagnostics, Inc.	518,094
		2,107,255
	HOME CONSTRUCTION - 1.6%
12,611	KB Home	542,651

	INDUSTRIAL REIT - 3.0%
10,661	Americold Realty Trust	391,685
2,613	Innovative Industrial Properties, Inc.	642,563
		1,034,248
	INDUSTRIAL SUPPORT SERVICES - 1.6%
6,363	MSC Industrial Direct Company, Inc., Class A	535,828

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
10,712	Lazard Ltd., Class A	507,749

	INSURANCE - 1.1%
3,787	Globe Life, Inc.	363,817

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INTERNET MEDIA & SERVICES - 1.9%
5,586	Shutterstock, Inc.	$ 643,842

	LEISURE FACILITIES & SERVICES - 4.4%
2,734	Churchill Downs, Inc.	575,507
1,055	Domino's Pizza, Inc.	545,319
2,342	Wingstop, Inc.	402,660
		1,523,486
	LEISURE PRODUCTS - 1.9%
6,609	Brunswick Corporation	640,214

	MACHINERY - 3.9%
1,723	Nordson Corporation	411,108
2,007	Snap-on, Inc.	451,475
5,056	Standex International Corporation	501,757
		1,364,340
	MEDICAL EQUIPMENT & DEVICES - 3.3%
9,241	LeMaitre Vascular, Inc.	523,225
2,784	STERIS plc	598,588
		1,121,813
	OIL & GAS PRODUCERS - 4.0%
22,918	Cabot Oil & Gas Corporation	364,167
6,703	Diamondback Energy, Inc.	517,069
5,615	Oasis Petroleum, Inc.	486,203
		1,367,439
	PUBLISHING & BROADCASTING - 1.8%
4,166	Nexstar Media Group, Inc., Class A	623,859

	RESIDENTIAL REIT - 1.6%
8,654	NexPoint Residential Trust, Inc.	560,693

	RETAIL - CONSUMER STAPLES - 1.3%
2,272	Casey's General Stores, Inc.	464,761

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	RETAIL - DISCRETIONARY - 6.2%
20,167	Aaron's Company, Inc. (The)	$ 534,829
2,443	Advance Auto Parts, Inc.	495,563
8,616	Monro, Inc.	490,337
3,238	Tractor Supply Company	628,981
		2,149,710
	SEMICONDUCTORS - 6.2%
2,944	CMC Materials, Inc.	390,433
8,677	Kulicke & Soffa Industries, Inc.	609,039
6,230	Power Integrations, Inc.	676,828
2,272	Universal Display Corporation	473,916
		2,150,216
	SPECIALTY FINANCE - 1.2%
10,214	Air Lease Corporation	405,904

	STEEL - 1.3%
3,049	Reliance Steel & Aluminum Company	457,472

	TECHNOLOGY HARDWARE - 1.4%
15,357	AudioCodes Ltd.	480,674

	TECHNOLOGY SERVICES - 8.3%
2,613	Broadridge Financial Solutions, Inc.	450,011
1,231	FactSet Research Systems, Inc.	468,050
2,234	Jack Henry & Associates, Inc.	394,033
5,113	ManTech International Corporation, Class A	404,796
606	MarketAxess Holdings, Inc.	288,408
4,904	MAXIMUS, Inc.	427,089
1,534	Morningstar, Inc.	411,097
		2,843,484
	TELECOMMUNICATIONS - 1.5%
7,234	Cogent Communications Holdings, Inc.	525,044

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	TRANSPORTATION & LOGISTICS - 1.4%
2,954	Landstar System, Inc.	$ 496,361

	WHOLESALE - CONSUMER STAPLES - 0.8%
5,548	Calavo Growers, Inc.	260,312

	WHOLESALE - DISCRETIONARY - 1.8%
1,237	Pool Corporation	611,449

	TOTAL COMMON STOCKS (Cost $28,222,407)	33,933,535

	TOTAL INVESTMENTS - 98.5% (Cost $28,222,407)	$ 33,933,535
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	501,676
	NET ASSETS - 100.0%	$ 34,435,211

Ltd.	- Limited Company
plc	- Public Limited Company
REIT	- Real Estate Investment Trust